Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 4. Intangible Assets

Intangible assets consists of the following (in thousands):

	June 30	December 31
	2019	2018

Horizon software	$567	$548
Social online application software	2,307	2,307
Customer lists	997	900

	3,871	3,755
Less accumulated amortization	(947)	(571)

Intangible assets, net	$2,924	$3,184

Note 5. Intangible Assets

Intangible assets consist primarily of software development costs, intellectual property and customer and reseller relationships which are amortized over the estimated useful life, generally on a straight-line basis.(in thousands)

	December 31	December 31
	2018	2017

Horizon software	$—	$6,527
123Wish Platform intellectual property	548	—
Social online application software	2,307	—
Customer lists	900	—

	3,755	6,527
Less accumulated amortization	(571)	(1,187)

Intangible assets, net	$3,184	$5,340

Amortization of intangible assets for each of the next four years is estimated to be approximately $796,000 per year.